Goodwill and Other Intangible Assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2024	Dec. 31, 2023
Americas [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.10%	1.60%
Pre-tax discount rate	11.60%	13.00%
EMEAA [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.40%
Pre-tax discount rate	13.60%	15.10%
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.50%
Pre-tax discount rate	10.50%	12.10%